Employee Benefits - Summary of Sensitivity Analysis for Actuarial Assumptions (Detail) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Abstract]
Discount rate (1% movement)	$ (119)	$ (88)
Future salary growth (1% movement)	110	80
Withdrawal rates (10% movement)	(323)	(200)
Discount rate (1% movement)	129	95
Future salary growth (1% movement)	(106)	(77)
Withdrawal rates (10% movement)	$ 511	$ 302